Consolidated balance sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Consolidated balance sheets
Accounts receivable, allowance	$ 2	$ 0
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares issued	74,882,338	68,237,247
Ordinary shares, shares outstanding	74,882,338	68,237,247